Income Taxes (Details) - Schedule of valuation allowance provision for deferred tax assets - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule of Valuation Allowance Provision for Deferred Tax Assets [Abstract]
Balance as of October 1,	$ 416,883	$ 11,585	$ 11,138
Current year addition	1,826,095	399,011	(19)
Exchange rate effect	(70,240)	6,287	466
Balance as of September 30,	$ 2,172,738	$ 416,883	$ 11,585